Asset and Goodwill Impairment Testing - Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Profit and Loss (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal and (asset impairments)	CAD 163	CAD (294)
Steelmaking coal CGU [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal	207
Fort Hills oil sands project [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments		(222)
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	CAD (44)	CAD (72)